TRADE PAYABLES (Details) - Trade Payable [Member] - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
- Cash clients – third parties	$ 1,208	$ 53,860
- Margin clients – third parties	621	643
- Others – third parties	29	26
Trade payables arising from consultancy services – third parties		1,300
Trade payables	$ 1,858	$ 55,829